PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of June 30, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 98.2%
Common Stocks 97.7%
Aerospace & Defense 1.7%
Boeing Co. (The)*	11,844	$1,619,312
General Dynamics Corp.	4,932	1,091,205
Howmet Aerospace, Inc.	8,381	263,583
Huntington Ingalls Industries, Inc.	800	174,256
L3Harris Technologies, Inc.	4,116	994,837
Lockheed Martin Corp.	5,166	2,221,173
Northrop Grumman Corp.	3,168	1,516,110
Raytheon Technologies Corp.	31,731	3,049,666
Textron, Inc.	4,834	295,212
TransDigm Group, Inc.*	1,080	579,604
		11,804,958
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc.	2,800	283,836
Expeditors International of Washington, Inc.	3,600	350,856
FedEx Corp.	5,046	1,143,979
United Parcel Service, Inc. (Class B Stock)	15,490	2,827,544
		4,606,215
Airlines 0.2%
Alaska Air Group, Inc.*	2,900	116,145
American Airlines Group, Inc.*	14,250	180,690
Delta Air Lines, Inc.*	13,800	399,786
Southwest Airlines Co.*	12,674	457,785
United Airlines Holdings, Inc.*	7,000	247,940
		1,402,346
Auto Components 0.1%
Aptiv PLC*	5,750	512,153
BorgWarner, Inc.	5,400	180,198
		692,351
Automobiles 2.0%
Ford Motor Co.	84,838	944,247
General Motors Co.*	31,300	994,088
Tesla, Inc.*	17,850	12,020,547
		13,958,882

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Banks 3.6%
Bank of America Corp.	151,095	$4,703,587
Citigroup, Inc.	41,295	1,899,157
Citizens Financial Group, Inc.	10,900	389,021
Comerica, Inc.	2,761	202,602
Fifth Third Bancorp	14,673	493,013
First Republic Bank	3,700	533,540
Huntington Bancshares, Inc.	31,529	379,294
JPMorgan Chase & Co.	62,503	7,038,463
KeyCorp	20,035	345,203
M&T Bank Corp.	3,755	598,509
PNC Financial Services Group, Inc. (The)	8,772	1,383,958
Regions Financial Corp.	19,974	374,513
Signature Bank	1,200	215,052
SVB Financial Group*	1,250	493,738
Truist Financial Corp.	28,272	1,340,941
U.S. Bancorp	28,695	1,320,544
Wells Fargo & Co.	80,636	3,158,512
Zions Bancorp NA	3,300	167,970
		25,037,617
Beverages 1.8%
Brown-Forman Corp. (Class B Stock)	3,950	277,132
Coca-Cola Co. (The)	83,064	5,225,556
Constellation Brands, Inc. (Class A Stock)	3,500	815,710
Keurig Dr. Pepper, Inc.	15,700	555,623
Molson Coors Beverage Co. (Class B Stock)	4,094	223,164
Monster Beverage Corp.*	8,050	746,235
PepsiCo, Inc.	29,441	4,906,637
		12,750,057
Biotechnology 2.2%
AbbVie, Inc.	37,589	5,757,131
Amgen, Inc.	11,396	2,772,647
Biogen, Inc.*	3,080	628,135
Gilead Sciences, Inc.	26,600	1,644,146
Incyte Corp.*	4,100	311,477
Moderna, Inc.*	7,340	1,048,519
Regeneron Pharmaceuticals, Inc.*	2,290	1,353,688
Vertex Pharmaceuticals, Inc.*	5,360	1,510,394
		15,026,137

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Building Products 0.4%
A.O. Smith Corp.	2,800	$153,104
Allegion PLC	1,833	179,451
Carrier Global Corp.	18,429	657,178
Fortune Brands Home & Security, Inc.	3,100	185,628
Johnson Controls International PLC	15,087	722,365
Masco Corp.	5,026	254,316
Trane Technologies PLC	5,000	649,350
		2,801,392
Capital Markets 2.8%
Ameriprise Financial, Inc.	2,261	537,395
Bank of New York Mellon Corp. (The)	15,938	664,774
BlackRock, Inc.	3,030	1,845,391
Cboe Global Markets, Inc.	2,300	260,337
Charles Schwab Corp. (The)	31,911	2,016,137
CME Group, Inc.	7,700	1,576,190
FactSet Research Systems, Inc.	700	269,199
Franklin Resources, Inc.	5,742	133,846
Goldman Sachs Group, Inc. (The)	7,280	2,162,306
Intercontinental Exchange, Inc.	12,000	1,128,480
Invesco Ltd.	7,000	112,910
MarketAxess Holdings, Inc.	710	181,767
Moody’s Corp.	3,366	915,451
Morgan Stanley	29,790	2,265,827
MSCI, Inc.	1,690	696,534
Nasdaq, Inc.	2,500	381,350
Northern Trust Corp.	4,362	420,846
Raymond James Financial, Inc.	4,300	384,463
S&P Global, Inc.	7,340	2,474,020
State Street Corp.	7,762	478,527
T. Rowe Price Group, Inc.	4,800	545,328
		19,451,078
Chemicals 1.8%
Air Products & Chemicals, Inc.	4,702	1,130,737
Albemarle Corp.	2,440	509,911
Celanese Corp.	2,300	270,503
CF Industries Holdings, Inc.	4,400	377,212
Corteva, Inc.	15,509	839,657
Dow, Inc.	15,609	805,581
DuPont de Nemours, Inc.	10,909	606,322
Eastman Chemical Co.	2,686	241,122
Ecolab, Inc.	5,242	806,010

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Chemicals (cont’d.)
FMC Corp.	2,700	$288,927
International Flavors & Fragrances, Inc.	5,415	645,035
Linde PLC (United Kingdom)(a)	10,768	3,096,123
LyondellBasell Industries NV (Class A Stock)	5,600	489,776
Mosaic Co. (The)	7,900	373,117
PPG Industries, Inc.	5,148	588,623
Sherwin-Williams Co. (The)	5,088	1,139,254
		12,207,910
Commercial Services & Supplies 0.5%
Cintas Corp.	1,760	657,413
Copart, Inc.*	4,600	499,836
Republic Services, Inc.	4,335	567,321
Rollins, Inc.	5,175	180,711
Waste Management, Inc.	8,013	1,225,829
		3,131,110
Communications Equipment 0.8%
Arista Networks, Inc.*	4,880	457,451
Cisco Systems, Inc.(a)	88,444	3,771,252
F5, Inc.*	1,300	198,952
Juniper Networks, Inc.	7,400	210,900
Motorola Solutions, Inc.	3,556	745,338
		5,383,893
Construction & Engineering 0.1%
Quanta Services, Inc.	3,100	388,554
Construction Materials 0.1%
Martin Marietta Materials, Inc.	1,300	389,012
Vulcan Materials Co.	2,700	383,670
		772,682
Consumer Finance 0.5%
American Express Co.	12,999	1,801,921
Capital One Financial Corp.	8,366	871,654
Discover Financial Services	6,018	569,183
Synchrony Financial	10,665	294,567
		3,537,325

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Containers & Packaging 0.3%
Amcor PLC	32,160	$399,749
Avery Dennison Corp.	1,638	265,143
Ball Corp.	6,928	476,438
International Paper Co.	7,884	329,788
Packaging Corp. of America	1,970	270,875
Sealed Air Corp.	3,136	181,010
Westrock Co.	5,533	220,435
		2,143,438
Distributors 0.1%
Genuine Parts Co.	2,999	398,867
LKQ Corp.	5,700	279,813
Pool Corp.	820	288,009
		966,689
Diversified Financial Services 1.5%
Berkshire Hathaway, Inc. (Class B Stock)*	38,490	10,508,540
Diversified Telecommunication Services 1.1%
AT&T, Inc.	151,807	3,181,874
Lumen Technologies, Inc.	20,979	228,881
Verizon Communications, Inc.	89,233	4,528,575
		7,939,330
Electric Utilities 1.9%
Alliant Energy Corp.	5,400	316,494
American Electric Power Co., Inc.	10,891	1,044,882
Constellation Energy Corp.	6,903	395,266
Duke Energy Corp.(a)	16,339	1,751,704
Edison International	8,062	509,841
Entergy Corp.	4,315	486,041
Evergy, Inc.	5,000	326,250
Eversource Energy	7,500	633,525
Exelon Corp.	21,112	956,796
FirstEnergy Corp.	12,377	475,153
NextEra Energy, Inc.	41,728	3,232,251
NRG Energy, Inc.	5,300	202,301
Pinnacle West Capital Corp.	2,600	190,112
PPL Corp.	15,652	424,639

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electric Utilities (cont’d.)
Southern Co. (The)	22,515	$1,605,545
Xcel Energy, Inc.	11,583	819,613
		13,370,413
Electrical Equipment 0.5%
AMETEK, Inc.	4,900	538,461
Eaton Corp. PLC	8,493	1,070,033
Emerson Electric Co.	12,750	1,014,135
Generac Holdings, Inc.*	1,300	273,754
Rockwell Automation, Inc.	2,343	466,983
		3,363,366
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp. (Class A Stock)	12,800	824,064
CDW Corp.	2,900	456,924
Corning, Inc.	15,797	497,763
Keysight Technologies, Inc.*	4,000	551,400
TE Connectivity Ltd. (Switzerland)	6,750	763,763
Teledyne Technologies, Inc.*	908	340,600
Trimble, Inc.*	5,500	320,265
Zebra Technologies Corp. (Class A Stock)*	1,020	299,829
		4,054,608
Energy Equipment & Services 0.3%
Baker Hughes Co.	19,545	564,264
Halliburton Co.	19,122	599,666
Schlumberger NV	29,732	1,063,216
		2,227,146
Entertainment 1.2%
Activision Blizzard, Inc.	16,500	1,284,690
Electronic Arts, Inc.	6,000	729,900
Live Nation Entertainment, Inc.*	2,800	231,224
Netflix, Inc.*	9,350	1,635,035
Take-Two Interactive Software, Inc.*	3,400	416,602
Walt Disney Co. (The)*	38,736	3,656,678
Warner Bros Discovery, Inc.*	47,685	639,933
		8,594,062

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) 2.8%
Alexandria Real Estate Equities, Inc.	3,100	$449,593
American Tower Corp.	9,750	2,492,002
AvalonBay Communities, Inc.	2,911	565,462
Boston Properties, Inc.	2,880	256,262
Camden Property Trust	2,200	295,856
Crown Castle International Corp.	9,100	1,532,258
Digital Realty Trust, Inc.	6,000	778,980
Duke Realty Corp.	8,300	456,085
Equinix, Inc.	1,926	1,265,421
Equity Residential	7,300	527,206
Essex Property Trust, Inc.	1,300	339,963
Extra Space Storage, Inc.	2,900	493,348
Federal Realty OP LP	1,500	143,610
Healthpeak Properties, Inc.	11,900	308,329
Host Hotels & Resorts, Inc.	15,336	240,468
Iron Mountain, Inc.	6,305	306,990
Kimco Realty Corp.	13,300	262,941
Mid-America Apartment Communities, Inc.	2,370	413,968
Prologis, Inc.	15,737	1,851,458
Public Storage	3,200	1,000,544
Realty Income Corp.	12,800	873,728
Regency Centers Corp.	3,200	189,792
SBA Communications Corp.	2,200	704,110
Simon Property Group, Inc.	7,089	672,888
UDR, Inc.	6,700	308,468
Ventas, Inc.	8,733	449,138
VICI Properties, Inc.	20,500	610,695
Vornado Realty Trust	3,284	93,890
Welltower, Inc.	9,600	790,560
Weyerhaeuser Co.	16,039	531,212
		19,205,225
Food & Staples Retailing 1.5%
Costco Wholesale Corp.	9,418	4,513,859
Kroger Co. (The)	14,268	675,304
Sysco Corp.	10,880	921,645
Walgreens Boots Alliance, Inc.	15,378	582,826
Walmart, Inc.	29,886	3,633,540
		10,327,174
Food Products 1.1%
Archer-Daniels-Midland Co.	12,059	935,778
Campbell Soup Co.	4,347	208,873

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Food Products (cont’d.)
Conagra Brands, Inc.	10,543	$360,992
General Mills, Inc.	12,944	976,625
Hershey Co. (The)	3,116	670,439
Hormel Foods Corp.	6,000	284,160
J.M. Smucker Co. (The)	2,200	281,622
Kellogg Co.	5,570	397,364
Kraft Heinz Co. (The)	15,255	581,826
Lamb Weston Holdings, Inc.	3,300	235,818
McCormick & Co., Inc.	5,300	441,225
Mondelez International, Inc. (Class A Stock)	29,466	1,829,544
Tyson Foods, Inc. (Class A Stock)	6,400	550,784
		7,755,050
Gas Utilities 0.1%
Atmos Energy Corp.	2,900	325,090
Health Care Equipment & Supplies 2.7%
Abbott Laboratories	37,213	4,043,192
ABIOMED, Inc.*	900	222,759
Align Technology, Inc.*	1,610	381,039
Baxter International, Inc.	10,674	685,591
Becton, Dickinson & Co.	6,065	1,495,204
Boston Scientific Corp.*	30,672	1,143,145
Cooper Cos., Inc. (The)	1,100	344,432
DENTSPLY SIRONA, Inc.	4,900	175,077
Dexcom, Inc.*	8,320	620,090
Edwards Lifesciences Corp.*	13,410	1,275,157
Hologic, Inc.*	5,300	367,290
IDEXX Laboratories, Inc.*	1,820	638,328
Intuitive Surgical, Inc.*	7,680	1,541,453
Medtronic PLC	28,615	2,568,196
ResMed, Inc.	3,090	647,757
STERIS PLC	2,100	432,915
Stryker Corp.	7,060	1,404,446
Teleflex, Inc.	900	221,265
Zimmer Biomet Holdings, Inc.	4,411	463,420
		18,670,756
Health Care Providers & Services 3.4%
AmerisourceBergen Corp.	3,160	447,077
Cardinal Health, Inc.	5,973	312,209
Centene Corp.*	12,508	1,058,302
Cigna Corp.	6,868	1,809,855

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
CVS Health Corp.	27,846	$2,580,210
DaVita, Inc.*	1,300	103,948
Elevance Health, Inc.	5,150	2,485,287
HCA Healthcare, Inc.	4,800	806,688
Henry Schein, Inc.*	2,900	222,546
Humana, Inc.	2,700	1,263,789
Laboratory Corp. of America Holdings	1,900	445,284
McKesson Corp.	3,026	987,111
Molina Healthcare, Inc.*	1,200	335,532
Quest Diagnostics, Inc.	2,400	319,152
UnitedHealth Group, Inc.	19,958	10,251,028
Universal Health Services, Inc. (Class B Stock)	1,370	137,973
		23,565,991
Hotels, Restaurants & Leisure 1.8%
Booking Holdings, Inc.*	860	1,504,132
Caesars Entertainment, Inc.*	4,700	180,010
Carnival Corp.*	18,000	155,700
Chipotle Mexican Grill, Inc.*	597	780,434
Darden Restaurants, Inc.	2,653	300,107
Domino’s Pizza, Inc.	800	311,768
Expedia Group, Inc.*	3,300	312,939
Hilton Worldwide Holdings, Inc.	5,860	653,038
Las Vegas Sands Corp.*	7,360	247,222
Marriott International, Inc. (Class A Stock)	5,740	780,697
McDonald’s Corp.	15,680	3,871,079
MGM Resorts International	8,100	234,495
Norwegian Cruise Line Holdings Ltd.*	8,400	93,408
Penn National Gaming, Inc.*	3,800	115,596
Royal Caribbean Cruises Ltd.*	5,000	174,550
Starbucks Corp.	24,480	1,870,027
Wynn Resorts Ltd.*	2,300	131,054
Yum! Brands, Inc.	6,164	699,676
		12,415,932
Household Durables 0.3%
D.R. Horton, Inc.	6,900	456,711
Garmin Ltd.	3,200	314,400
Lennar Corp. (Class A Stock)	5,600	395,192
Mohawk Industries, Inc.*	1,140	141,462
Newell Brands, Inc.	7,927	150,930
NVR, Inc.*	55	220,228

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Household Durables (cont’d.)
PulteGroup, Inc.	5,211	$206,512
Whirlpool Corp.	1,085	168,034
		2,053,469
Household Products 1.5%
Church & Dwight Co., Inc.	5,100	472,566
Clorox Co. (The)	2,582	364,010
Colgate-Palmolive Co.	17,860	1,431,300
Kimberly-Clark Corp.	7,166	968,485
Procter & Gamble Co. (The)	50,963	7,327,970
		10,564,331
Independent Power & Renewable Electricity Producers 0.0%
AES Corp. (The)	14,700	308,847
Industrial Conglomerates 0.8%
3M Co.	12,038	1,557,837
General Electric Co.	23,400	1,489,878
Honeywell International, Inc.	14,585	2,535,019
		5,582,734
Insurance 2.2%
Aflac, Inc.	12,500	691,625
Allstate Corp. (The)	5,908	748,721
American International Group, Inc.	16,851	861,592
Aon PLC (Class A Stock)	4,489	1,210,594
Arthur J. Gallagher & Co.	4,400	717,376
Assurant, Inc.	1,100	190,135
Brown & Brown, Inc.	5,000	291,700
Chubb Ltd.	9,053	1,779,639
Cincinnati Financial Corp.	3,207	381,569
Everest Re Group Ltd.	750	210,210
Globe Life, Inc.	1,933	188,409
Hartford Financial Services Group, Inc. (The)	7,053	461,478
Lincoln National Corp.	3,551	166,080
Loews Corp.	4,317	255,825
Marsh & McLennan Cos., Inc.	10,740	1,667,385
MetLife, Inc.	14,750	926,152
Principal Financial Group, Inc.	5,100	340,629
Progressive Corp. (The)	12,416	1,443,608
Prudential Financial, Inc.(g)	7,900	755,872
Travelers Cos., Inc. (The)	5,231	884,719

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
W.R. Berkley Corp.	4,500	$307,170
Willis Towers Watson PLC	2,400	473,736
		14,954,224
Interactive Media & Services 5.1%
Alphabet, Inc. (Class A Stock)*	6,400	13,947,264
Alphabet, Inc. (Class C Stock)*	5,862	12,822,832
Match Group, Inc.*	6,100	425,109
Meta Platforms, Inc. (Class A Stock)*	48,660	7,846,425
Twitter, Inc.*	16,200	605,718
		35,647,348
Internet & Direct Marketing Retail 2.9%
Amazon.com, Inc.*	186,000	19,755,060
eBay, Inc.	11,940	497,540
Etsy, Inc.*	2,800	204,988
		20,457,588
IT Services 4.3%
Accenture PLC (Class A Stock)	13,390	3,717,734
Akamai Technologies, Inc.*	3,400	310,522
Automatic Data Processing, Inc.	8,848	1,858,434
Broadridge Financial Solutions, Inc.	2,500	356,375
Cognizant Technology Solutions Corp. (Class A Stock)	11,300	762,637
DXC Technology Co.*	5,259	159,400
EPAM Systems, Inc.*	1,200	353,736
Fidelity National Information Services, Inc.	12,860	1,178,876
Fiserv, Inc.*	12,400	1,103,228
FleetCor Technologies, Inc.*	1,620	340,378
Gartner, Inc.*	1,770	428,039
Global Payments, Inc.	6,094	674,240
International Business Machines Corp.	19,074	2,693,058
Jack Henry & Associates, Inc.	1,500	270,030
Mastercard, Inc. (Class A Stock)	18,300	5,773,284
Paychex, Inc.	6,825	777,163
PayPal Holdings, Inc.*	24,730	1,727,143
VeriSign, Inc.*	2,080	348,046
Visa, Inc. (Class A Stock)(a)	35,050	6,900,995
		29,733,318

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Leisure Products 0.0%
Hasbro, Inc.	2,854	$233,686
Life Sciences Tools & Services 1.8%
Agilent Technologies, Inc.	6,398	759,890
Bio-Rad Laboratories, Inc. (Class A Stock)*	450	222,750
Bio-Techne Corp.	720	249,581
Charles River Laboratories International, Inc.*	1,050	224,668
Danaher Corp.	13,720	3,478,294
Illumina, Inc.*	3,230	595,483
IQVIA Holdings, Inc.*	3,910	848,431
Mettler-Toledo International, Inc.*	480	551,410
PerkinElmer, Inc.	2,570	365,505
Thermo Fisher Scientific, Inc.	8,332	4,526,609
Waters Corp.*	1,220	403,796
West Pharmaceutical Services, Inc.	1,440	435,413
		12,661,830
Machinery 1.5%
Caterpillar, Inc.	11,396	2,037,149
Cummins, Inc.	3,006	581,751
Deere & Co.	5,930	1,775,857
Dover Corp.	2,962	359,350
Fortive Corp.	7,550	410,569
IDEX Corp.	1,600	290,608
Illinois Tool Works, Inc.	6,086	1,109,174
Ingersoll Rand, Inc.	8,729	367,316
Nordson Corp.	1,100	222,684
Otis Worldwide Corp.	9,064	640,553
PACCAR, Inc.	7,464	614,586
Parker-Hannifin Corp.	2,668	656,461
Pentair PLC	3,646	166,877
Snap-on, Inc.	1,142	225,008
Stanley Black & Decker, Inc.	3,188	334,294
Westinghouse Air Brake Technologies Corp.	3,860	316,829
Xylem, Inc.	4,050	316,629
		10,425,695
Media 0.9%
Charter Communications, Inc. (Class A Stock)*(a)	2,490	1,166,640
Comcast Corp. (Class A Stock)(a)	95,120	3,732,509
DISH Network Corp. (Class A Stock)*	5,333	95,621
Fox Corp. (Class A Stock)	7,066	227,242
Fox Corp. (Class B Stock)	3,366	99,970

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Media (cont’d.)
Interpublic Group of Cos., Inc. (The)	8,588	$236,428
News Corp. (Class A Stock)	8,475	132,040
News Corp. (Class B Stock)	2,700	42,903
Omnicom Group, Inc.	4,634	294,769
Paramount Global (Class B Stock)	12,897	318,298
		6,346,420
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	31,042	908,289
Newmont Corp.	16,897	1,008,244
Nucor Corp.	5,712	596,390
		2,512,923
Multiline Retail 0.5%
Dollar General Corp.	4,800	1,178,112
Dollar Tree, Inc.*	4,742	739,041
Target Corp.	9,782	1,381,512
		3,298,665
Multi-Utilities 0.9%
Ameren Corp.	5,669	512,251
CenterPoint Energy, Inc.	13,579	401,667
CMS Energy Corp.	6,300	425,250
Consolidated Edison, Inc.	7,451	708,590
Dominion Energy, Inc.	17,150	1,368,742
DTE Energy Co.	3,987	505,352
NiSource, Inc.	8,800	259,512
Public Service Enterprise Group, Inc.	10,494	664,060
Sempra Energy	6,578	988,476
WEC Energy Group, Inc.	6,733	677,609
		6,511,509
Oil, Gas & Consumable Fuels 3.9%
APA Corp.	7,148	249,465
Chevron Corp.	41,847	6,058,609
ConocoPhillips	27,481	2,468,069
Coterra Energy, Inc.	17,800	459,062
Devon Energy Corp.	13,000	716,430
Diamondback Energy, Inc.	3,600	436,140
EOG Resources, Inc.(a)	12,500	1,380,500
Exxon Mobil Corp.	89,652	7,677,797

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Hess Corp.	5,834	$618,054
Kinder Morgan, Inc.	42,080	705,261
Marathon Oil Corp.	15,078	338,953
Marathon Petroleum Corp.	11,476	943,442
Occidental Petroleum Corp.	18,779	1,105,708
ONEOK, Inc.	9,600	532,800
Phillips 66	10,028	822,196
Pioneer Natural Resources Co.	4,800	1,070,784
Valero Energy Corp.	8,700	924,636
Williams Cos., Inc. (The)	25,992	811,210
		27,319,116
Personal Products 0.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	4,970	1,265,710
Pharmaceuticals 4.7%
Bristol-Myers Squibb Co.	45,279	3,486,483
Catalent, Inc.*	3,700	396,973
Eli Lilly & Co.	16,897	5,478,514
Johnson & Johnson(a)	55,909	9,924,407
Merck & Co., Inc.	53,693	4,895,191
Organon & Co.	5,509	185,929
Pfizer, Inc.	119,363	6,258,202
Viatris, Inc.	25,699	269,068
Zoetis, Inc.	10,000	1,718,900
		32,613,667
Professional Services 0.3%
Equifax, Inc.	2,530	462,433
Jacobs Engineering Group, Inc.	2,700	343,251
Leidos Holdings, Inc.	3,100	312,201
Nielsen Holdings PLC	7,400	171,828
Robert Half International, Inc.	2,300	172,247
Verisk Analytics, Inc.	3,330	576,390
		2,038,350
Real Estate Management & Development 0.1%
CBRE Group, Inc. (Class A Stock)*	6,900	507,909
Road & Rail 0.9%
CSX Corp.	46,254	1,344,141
J.B. Hunt Transport Services, Inc.	1,750	275,572

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Road & Rail (cont’d.)
Norfolk Southern Corp.	5,131	$1,166,225
Old Dominion Freight Line, Inc.	2,000	512,560
Union Pacific Corp.	13,456	2,869,896
		6,168,394
Semiconductors & Semiconductor Equipment 5.1%
Advanced Micro Devices, Inc.*	34,428	2,632,709
Analog Devices, Inc.	11,016	1,609,327
Applied Materials, Inc.	18,888	1,718,430
Broadcom, Inc.	8,669	4,211,487
Enphase Energy, Inc.*	2,820	550,577
Intel Corp.	86,548	3,237,761
KLA Corp.	3,130	998,720
Lam Research Corp.	2,952	1,257,995
Microchip Technology, Inc.	11,920	692,314
Micron Technology, Inc.	23,716	1,311,020
Monolithic Power Systems, Inc.	890	341,796
NVIDIA Corp.	53,140	8,055,492
NXP Semiconductors NV (China)	5,660	837,850
ON Semiconductor Corp.*	9,200	462,852
Qorvo, Inc.*	2,271	214,201
QUALCOMM, Inc.	23,700	3,027,438
Skyworks Solutions, Inc.	3,600	333,504
SolarEdge Technologies, Inc.*	1,200	328,416
Teradyne, Inc.	3,500	313,425
Texas Instruments, Inc.	19,652	3,019,530
		35,154,844
Software 8.8%
Adobe, Inc.*	9,980	3,653,279
ANSYS, Inc.*	1,900	454,651
Autodesk, Inc.*	4,590	789,296
Cadence Design Systems, Inc.*	5,900	885,177
Ceridian HCM Holding, Inc.*	2,900	136,532
Citrix Systems, Inc.	2,760	268,189
Fortinet, Inc.*	14,000	792,120
Intuit, Inc.	5,950	2,293,368
Microsoft Corp.	159,012	40,839,052
NortonLifeLock, Inc.	12,917	283,657
Oracle Corp.	33,490	2,339,946
Paycom Software, Inc.*	950	266,114
PTC, Inc.*	2,200	233,948
Roper Technologies, Inc.	2,200	868,230

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Salesforce, Inc.*	21,160	$3,492,247
ServiceNow, Inc.*	4,300	2,044,736
Synopsys, Inc.*	3,200	971,840
Tyler Technologies, Inc.*	920	305,882
		60,918,264
Specialty Retail 2.0%
Advance Auto Parts, Inc.	1,250	216,363
AutoZone, Inc.*	420	902,630
Bath & Body Works, Inc.	5,422	145,960
Best Buy Co., Inc.	4,300	280,317
CarMax, Inc.*	3,500	316,680
Home Depot, Inc. (The)	21,964	6,024,066
Lowe’s Cos., Inc.	14,066	2,456,908
O’Reilly Automotive, Inc.*	1,400	884,464
Ross Stores, Inc.	7,600	533,748
TJX Cos., Inc. (The)	24,928	1,392,229
Tractor Supply Co.	2,400	465,240
Ulta Beauty, Inc.*	1,120	431,738
		14,050,343
Technology Hardware, Storage & Peripherals 6.7%
Apple, Inc.	326,962	44,702,245
Hewlett Packard Enterprise Co.	27,902	369,980
HP, Inc.	22,402	734,338
NetApp, Inc.	4,700	306,628
Seagate Technology Holdings PLC	4,400	314,336
Western Digital Corp.*	6,825	305,965
		46,733,492
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc. (Class B Stock)	26,874	2,746,523
PVH Corp.	1,700	96,730
Ralph Lauren Corp.	900	80,685
Tapestry, Inc.	5,600	170,912
VF Corp.	6,936	306,363
		3,401,213

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Tobacco 0.7%
Altria Group, Inc.	38,779	$1,619,799
Philip Morris International, Inc.	32,979	3,256,346
		4,876,145
Trading Companies & Distributors 0.2%
Fastenal Co.	12,400	619,008
United Rentals, Inc.*	1,550	376,511
W.W. Grainger, Inc.	924	419,893
		1,415,412
Water Utilities 0.1%
American Water Works Co., Inc.	3,900	580,203
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.*	12,370	1,664,260

Total Common Stocks (cost $145,674,558)		678,385,226
Exchange-Traded Fund 0.5%
iShares Core S&P 500 ETF (cost $2,377,095)	9,360	3,548,844

Total Long-Term Investments (cost $148,051,653)		681,934,070

Short-Term Investments 3.3%
Affiliated Mutual Fund 3.2%
PGIM Institutional Money Market Fund (cost $22,267,616; includes $22,258,703 of cash collateral for securities on loan)(b)(we)	22,288,173	22,268,114

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) 0.1%
U.S. Treasury Bills (cost $797,053)	1.753%	09/15/22	800	$797,316

Total Short-Term Investments (cost $23,064,669)				23,065,430

TOTAL INVESTMENTS 101.5% (cost $171,116,322)				704,999,500
Liabilities in excess of other assets(z) (1.5)%				(10,221,257)

Net Assets 100.0%				$694,778,243

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
LP—Limited Partnership
REITs—Real Estate Investment Trust
S&P—Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $21,725,906; cash collateral of $22,258,703 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	An affiliated security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at June 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
67	S&P 500 E-Mini Index	Sep. 2022	$12,694,825	$(322,359)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).